SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current - Federal			$ (36)	$ (317)
Current – State			10	60
Deferred – Federal				(448)
Deferred – State				(4)
Total tax expense			$ (26)	$ (709)